Asset Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2019
Asset Purchase Agreement
Schedule of Asset Purchase Agreement
Fair Value

Prepaid rent (3 months)	$10,000
Inventory	17,811
Property and equipment, net	17,500
Goodwill	29,689
Total	$75,000